SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Long Term Loan
December 31, 2025	$ 14,560
December 31, 2026	37,226
December 31, 2027	27,618
December 31, 2028	10,137
December 31, 2029	5,672
December 31, 2030	4,066
Total	$ 99,279	$ 40,769	$ 85,107